INVENTORIES - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 61,653	$ 855,488
Work-in-process	5,741,923	6,914,276
Finished goods	7,275,601	5,758,406
Provision for inventory impairment	0	0
Total	$ 13,079,177	$ 13,528,170